1933 Act/Rule 485(a)

January 23, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Virtus Opportunities Trust
File Nos. 033-65137 and 811-7455
Post-Effective Amendment No. 79

To The Commission Staff:

On behalf of Virtus Opportunities Trust (the “Trust” or “Registrant”), transmitted herewith for filing under Rule 485(a) under the Securities Act of 1933 and the Investment Company Act of 1940, is Post-Effective Amendment No. 79 of the Registrant’s Registration Statement on Form N-1A.

This amendment is being filed for the purpose of filing the required Part C that was inadvertently not included in our Post-Effective Amendment No. 78 filed on December 30, 2014, with which we began the registration of a new series to the Trust, Virtus Essential Resources Fund (the “Fund”). While we acknowledge that technically our earlier filing was incomplete, we believe that the omission of Part C should be considered immaterial for review period purposes as no exhibits were to have been filed with that amendment. It is our hope to continue on the current review schedule and to request acceleration of this amendment filing to what would have been the automatic effective date of the prior filing of March 16, 2015.

Please contact Ann Flood at (860) 263-4746 or the undersigned at (860) 263-4791 if you have any questions concerning this amendment.

Very truly yours,

/s/ Kevin J. Carr

Kevin J. Carr